Earnings/(Loss) Per Share(“EPS”) (Tables)	6 Months Ended
Sep. 30, 2014
Earnings/(Loss) Per Share ("EPS")
Schedule of calculations of basic and diluted EPS

(In U.S. dollars except share data)	Three months ended September 30, 2014	Six months ended September 30, 2014	July 1, 2013 (inception) to September 30, 2013
Numerator:
Net income	$3,768,677	$7,435,926	$(1,425,761)
Denominator:
Weighted average number of common shares outstanding, basic and diluted	57,128,494	55,244,082	18,644,324
EPS:
Basic and diluted	$0.07	$0.13	$(0.08)